GENERAL	9 Months Ended
Sep. 30, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Ceragon Networks Ltd. ("the Company") is a high-capacity wireless hauling specialist.  It provides wireless hauling solutions that enable cellular operators and other wireless service providers to deliver voice and data services, enabling smart-phone applications such as Internet browsing, social networking applications, image sharing, music and video applications.  Its wireless backhaul solutions use microwave technology to transfer large amounts of telecommunication traffic between base stations and small-cells and the core of the service provider's network.  The Company also provides fronthaul solutions that use microwave technology for ultra-high speed, ultra-low latency communication between LTE/LTE-Advanced base stations and remote radio heads.

The Company's solutions support all wireless access technologies, including LTE-Advanced, LTE, HSPA, EV-DO, CDMA, W-CDMA and GSM. The Company's systems also serve evolving network architectures including all-IP long haul networks.

The Company sells its products through a direct sales force, systems integrators, distributors and original equipment manufacturers.

The Company has fourty five wholly-owned subsidiaries worldwide. The subsidiaries provide research and development, marketing, manufacturing, distribution, sales and technical support to the Company's customers worldwide.

b.
During the fourth quarter of  2012, the Company initiated a restructuring plan to improve its operating efficiency. The restructuring expenses include mainly severance and other compensation related expenses associated with the termination of employment under a restructuring plan and office lease termination costs. The total restructuring costs associated with exiting activities of the Company for the year ended December 31, 2012 were $ 4,608 recorded in operating expenses, as restructuring costs. As of December 31, 2012 and September 30, 2013, the total liability balance for the restructuring plan was $ 3,712 and $ 1,231, respectively.

c.
During the fourth quarter of  2013, the Company initiated a restructuring plan to reduce its operating cost and improve its efficiency, mainly by realigning teams on enhancing the newly released IP-20 platform, consolidating or relocating certain offices and reducing staff functions and some operations positions, as well as other measures. The restructuring expenses include mainly severance and other compensation related expenses associated with the termination of employment under a restructuring plan and facilities related expenses for office closing and consolidations.

d.	ASC No. 740 "Income Taxes" requires that a valuation allowance be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

As part of the process of preparing the unaudited condensed consolidated financial statements, the Company is required to estimate income taxes and deferred income tax assets in each of the jurisdictions in which it operates. During the nine-months period ended September 30, 2013 the Company has reviewed all available positive and negative evidence needs to be considered, including a Company's performance, projections regarding the near-term revenues and profitability, the changing business environment of the worldwide microwave radio and telecommunication markets, the market environment in which the company operates, the Company's ability to utilize  tax loss carryforward and the length of carryback and carryforward periods. The Company identified several developments in certain jurisdictions and accordingly, the Company determined that available tax strategies and projections were sufficient to support a deferred tax asset of $13,635. Consequently, the Company recorded an adjustment of valuation allowance for income taxes of $ 4,037 with a corresponding reduction to the tax asset.

e.
In March 2013, the Company entered into a syndicated credit agreement (the "Credit Facility") with four financial institutions. Such agreement provides the Company with revolving credit facilities in the form of loans and bank guarantees, under which an aggregate sum of up to $73.5 million of credit loans and up to $40.2 million of bank guarantees shall be available. The Credit Facilities shall terminate, and all borrowings shall be repaid, upon March 14, 2016. Repayment may be accelerated by the financial institutions in certain events of default including in insolvency events, failure to comply with financial covenants or an event in which a current or future shareholder acquires control (as defined under the Israel Securities Law) of the Company. The financial covenants are mainly based on financial ratios that are related to the Company's total shareholders' equity, financial debt, trade receivables balance and working capital (see also note 8). As of September 30, 2013 the outstanding Credit Facility is $91.6 million, under which $61.6 million are credit loans and $30.0 are bank guarantees.

During the nine month period ended September 30, 2013, the Company incurred operating losses and negative cash flows from operating activities amounting to $17,370 and $13,410, respectively. As of September 30, 2013, the Company had $44,826 in cash and cash equivalents, short term bank deposits and long-term marketable securities, out of which $18,159 are located in Argentina and Venezuela. These countries are regulated for foreign currency exchange which impairs the availability of that cash outside of these countries.

Subsequent to the balance sheet date, the Company announced that it will realign its operations, reduce head count and undertake other cost reduction measures in order to improve profitability. Furthermore, the Company has amended its Credit Facility arrangements to adjust the financial covenants and applicable interest rates to better reflect new operational results of the Company following the cost reduction plan. The amendment shall be applied until October 1, 2014.  Subsequently, the original covenants will be restored. As of the date of the financial statements the Company meets the covenants in the Credit Facility, and expects to continue to meet them based on the amended agreement. In addition, the Company is evaluating other alternatives to obtain liquidity resources in order strengthen its liquidity resources.